ACQUISITIONS (Details Narrative)	Jun. 30, 2023 shares	Sep. 22, 2022 shares	Mar. 29, 2021 shares	Oct. 01, 2020 shares	Dec. 16, 2019 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	37,899,386
Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			18,015,883
Shares outstanding			1,761
Former Shareholder [Member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued					6,269,117
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold		100.00%
Number of common stock issued		7,920,000
B.Y.B.Y. Investments and Promotions Ltd. [member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold				26.00%
B.Y.B.Y. Investments and Promotions Ltd. [member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold				54.58%
B.Y.B.Y. Investments and Promotions Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold				74.00%
Number of common stock issued				9,832,495